Goodwill (Details) - COP ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Goodwill
Goodwill	$ 4,964,720	$ 5,350,114
Cost
Goodwill
Goodwill	5,261,841	5,647,235
Interconexion Electrica S.A. E.S.P. | Cost
Goodwill
Goodwill	3,370,441	3,755,835
Oleoducto Central S.A. | Cost
Goodwill
Goodwill	683,496	683,496
Hocol Petroleum Ltd | Cost
Goodwill
Goodwill	537,598	537,598
Hocol Petroleum Ltd | Accumulated impairment
Goodwill
Goodwill	(297,121)	(297,121)
Invercolsa S.A. | Cost
Goodwill
Goodwill	434,357	434,357
Andean Chemical Limited | Cost
Goodwill
Goodwill	127,812	127,812
Esenttia S.A. | Cost
Goodwill
Goodwill	$ 108,137	$ 108,137